Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,283,000
Previously Paid Amount	0.00
Total Fee Amount	349.53
Total Offset Amount	0.00
Net Fee	349.53
Narrative - Max Aggregate Offering Price	$ 2,283,000
Final Prospectus	true